Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of Changes in Inventories and Raw Materials and Consumables Used
Details of changes in inventories and raw materials and consumables used are as follows:

(In Euros)	2021	2020	2019

Consumption of finished goods, raw materials and other consumables	42,224,204	9,594,547	3,663,974
Scrap stock, slow moving & obsolete accrual	311,203	—	—
Work carried out by other companies	1,717,986	979,185	—

Total	44,253,393	10,573,732	3,663,974

Disclosure of Operating Expenses
Operating expenses are mainly as follows:

(In Euros)	2021	2020	2019

Professional services	15,483,916	1,530,238	1,195,901
Marketing expenses	7,328,653	1,352,336	1,340,336
Delivery	3,650,455	948,230	289,196
External temporary workers	3,582,636	1,609,798	212,825
Office expense	3,426,903	335,000	480,482
Insurance premium	1,593,833	387,301	126,197
Utilities and similar expenses	1,559,829	321,876	46,791
Fees	1,410,299	139,711	—
Customs duty tax	1,133,689	43,079	6,836
Travel expenses	1,000,043	290,536	940,048
Short-term and low value leases (see note 9)	567,067	283,198	79,119
Bank Services	508,620	405,798	154,638
Expected credit loss for trade and other receivables	478,698	133,676	8,353
Repairs	231,892	37,463	6,816
Other impairment and losses	211,729	281,429	97
Other	1,237,038	92,071	237,601

Total	43,405,300	8,191,740	5,125,236